Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 3,493,213			$ 1,720,979
Accounts receivable, net	325,267
Intangible assets – digital currency	2,695
Due from related parties, net				77,146
Prepaid expenses and other current assets	57,693			7,445
Total Current Assets	3,878,868			1,805,570
NON-CURRENT ASSETS
Fixed assets, net of depreciation	356,447
Goodwill	6,531,346
Total non-current assets	6,887,793
TOTAL ASSETS	10,766,661			1,805,570
Current Liabilities:
Accounts payable and accrued expenses	1,460,266			20,392
Deferred revenue				43,243
Obligation to issue common shares	676,408
Due to seller	327,412
Current portion of notes payable	501,828			40,000
Notes payable – related parties	10,986,250
Convertible notes payable – related parties	7,500,000
Current portion of convertible notes payable, net of discount	3,392,123			141,103
Total Current Liabilities	24,844,287			244,738
LONG-TERM LIABILITIES
Notes payable, net of current portion	148,172
Convertible notes payable, net of discount and net of current portion	2,232,702
Total non-current liabilities	2,380,874
Total Liabilities	27,225,161			244,738
Commitments and contingency
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock value	10,230			9,742
Additional paid in capital	34,182,004			2,545,825
Accumulated deficit	(50,650,809)			(994,805)
Total Stockholders’ Equity (Deficit)	(16,458,500)			1,560,832	$ (76,042)
MEMBERS’ EQUITY
Members’ equity				362,989
Total Members’ Equity				362,989
TOTAL LIABILITIES AND MEMBERS’ EQUITY	10,766,661			1,805,570
Tickeri Inc [Member]
Current Assets:
Cash			36,657	43,519
Accounts receivable, net			13,113	16,320
Prepaid expenses and other current assets			106	214
Total Current Assets			49,876	60,053
NON-CURRENT ASSETS
TOTAL ASSETS			49,876	60,053
Current Liabilities:
Accounts payable and accrued expenses			49,822	36,992
Current portion of notes payable			192,123	192,123
Total Current Liabilities			241,945	229,115
LONG-TERM LIABILITIES
Notes payable, net of current portion
Total Liabilities			241,945	229,115
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock value			85	85
Additional paid in capital			25,383	25,383
Accumulated deficit			(217,537)	(194,530)
Total Stockholders’ Equity (Deficit)			(192,069)	(169,062)
MEMBERS’ EQUITY
TOTAL LIABILITIES AND MEMBERS’ EQUITY			$ 49,876	60,053
Monster Creative LLC [Member]
Current Assets:
Cash		3,017		1,169,619	1,231,704
Accounts receivable, net		109,113		196,683	493,890
Prepaid expenses and other current assets				50,445	72,645
Total Current Assets		112,130		1,416,747	1,798,239
NON-CURRENT ASSETS
TOTAL ASSETS		112,130		1,416,747	1,798,239
Current Liabilities:
Accounts payable and accrued expenses		98,754		8,629	26,782
Current portion of notes payable		66,117		66,117
Notes payable – related parties		486,250		979,012	1,426,513
Total Current Liabilities		651,121		1,053,758	1,453,295
LONG-TERM LIABILITIES
Notes payable, net of current portion
Total Liabilities		651,121		1,053,758	1,453,295
MEMBERS’ EQUITY
Members’ equity		(538,991)		362,989	344,944
Total Members’ Equity		(538,991)		362,989	344,944
TOTAL LIABILITIES AND MEMBERS’ EQUITY		$ 112,130		1,416,747	$ 1,798,239
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	70			70
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	5
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value